EQUITY - Narrative (Details)				12 Months Ended
	Sep. 06, 2023 USD ($) shares	Apr. 20, 2023 USD ($)	Jul. 05, 2022 USD ($) shares	Dec. 31, 2023 USD ($) stockClass $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 03, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital				$ (178,000)
Number of shares subscribed and paid capital (in shares) | shares			73,809,875,794
Par value per share (usd per share) | $ / shares				$ 0
Number of shares authorized (in shares) | shares				604,441,789,335
Increase in equity			$ 10,293,270,000
Number of backup shares (in shares) | shares			531,991,409,513
Issued capital				$ 5,003,534,000	$ 13,298,486,000		$ 3,146,265,000	$ 3,146,265,000
Number of classes of notes issued | stockClass				3
Cost of issuing shares and New Convertible Notes				$ 0	810,279,000		0
Reduction of issued capital	$ 123,606,000			5,127,182,000
Reduction of capital (in shares) | shares	1,965,903,665
Reserve of equity component of convertible instruments				5,003,576,000
Equity				438,275,000	30,721,000		(7,066,904,000)	(2,442,385,000)
Converted into equity				$ 39,000
Annual interest rate				100.00%
Time from exit date				60 days
Liability component amount				$ 102,031,000
Equity issue					800,000,000
Employee Stock Options
Disclosure of classes of share capital [line items]
Equity issue				0
Share issue related cost				0
Treasury shares
Disclosure of classes of share capital [line items]
Equity				$ 0	$ (178,000)		$ (178,000)	$ (178,000)
Reorganization Plan
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital						$ 800,000,000
Number of shares subscribed and paid capital (in shares) | shares				603,831,469,894	603,831,176,355	605,801,285,307
Increase in equity				$ 10,169,622,000	$ 10,152,221,000
Number of backup shares (in shares) | shares						531,991,409,513
Absorption Accumulated Losses
Disclosure of classes of share capital [line items]
Reduction of issued capital				7,501,896,000
Absorption of Treasury Shares
Disclosure of classes of share capital [line items]
Reduction of issued capital		$ 178,000		178,000
Cost of New Issuances and Convertible Notes
Disclosure of classes of share capital [line items]
Reduction of issued capital				$ 810,279,000
N° of authorized shares
Disclosure of classes of share capital [line items]
Convertible shares (in shares) | shares				604,441,789,335	606,407,693,000		606,407,693
Comisión para el Mercado Financiero
Disclosure of classes of share capital [line items]
Number of shares subscribed and paid capital (in shares) | shares			73,809,875,794
Ordinary shares
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital				$ 5,003,534,000	$ 13,298,486,000
Number of shares subscribed and paid capital (in shares) | shares				604,437,877,587	604,437,584,048
Support Shares
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital			$ 9,493,270,000
Number of backup shares (in shares) | shares			531,991,409,513
New Paid Shares
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital			$ 800,000,000
Number of shares subscribed and paid capital (in shares) | shares			73,809,875,794
Convertible Shares G
Disclosure of classes of share capital [line items]
Unplaced shares (in shares) | shares	123,605,720
Unplaced shares value	$ 123,605,720
Unplaced shares, backed up (in shares) | shares	1,965,903,665
Convertible Shares G | Comisión para el Mercado Financiero
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital			$ 1,257,002,540
Convertible Shares H
Disclosure of classes of share capital [line items]
Shares available for issuance, value				$ 42,000
Shares available for issuance upon conversion (in shares) | shares				3,911,748
Number of shares outstanding (in shares) | shares				42,398
Convertible Shares H | Comisión para el Mercado Financiero
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital			1,372,839,695
Convertible Shares I
Disclosure of classes of share capital [line items]
Unplaced shares (in shares) | shares	37
Unplaced shares value	$ 37
Convertible Shares I | Comisión para el Mercado Financiero
Disclosure of classes of share capital [line items]
Value of shares subscribed and paid capital			$ 6,863,427,289
3 Classs of Convertible Notes | Reorganization Plan
Disclosure of classes of share capital [line items]
Issued capital						$ 9,493,270,000